U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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        1.        Name and address of issuer:    Templeton Funds, Inc.
                                                 700 Central Avenue
                                                St. Petersburg, Florida  33701
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        2.        Name of each series or class of funds for which this notice is filed:

                  Templeton World Fund - Class I
                  Templeton World Fund - Class II
                  Templeton Foreign Fund - Class I
                  Templeton Foreign Fund - Class II

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        3.        Investment Company Act File Number:  811-2781

                  Securities Act File Number:   2-60067

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        4.       Last day of fiscal year for which this notice is filed:8/31/96

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        5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

                                                               [   ]

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        6.        Date of termination of issuer's declaration under rule
                  24f-2(a)(1), if applicable (see instruction A.6):    N/A

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        7.       Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        N/A

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        8.        Number and amount of securities registered during the fiscal
                  year other than pursuant to rule 24f-2:   N/A

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        9.        Number and aggregate sale price of securities sold during the fiscal year:

                                                436,787,334 shs
                                             $4,480,620,127
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        10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
                 24f-2:

                                                436,787,334 shs
                                             $4,480,620,127

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        11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                                 92,398,961 shs
                                             $1,116,753,557

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        12.       Calculation of registration fee:

                 (i)  Aggregate sale price of securities
                      sold during the fiscal year in
                      reliance on rule 24f-2 (from Item 10):    $4,480,620,127
                                                               ---------------


                (ii)  Aggregate price of shares issued in
                      connection with dividend reinvestment
                      plans (from Item 11, if applicable):      +1,116,753,557
                                                                --------------

               (iii)  Aggregate price of shares redeemed or
                      repurchased during the fiscal year
                     (if applicable):                           -2,006,233,418
                                                                 -------------
                (iv)  Aggregate price of shares redeemed or
                      repurchased and previously applied as
                      a reduction to filing fees pursuant
                      to rule 24e-2 (if applicable):           +            0
                                                               --------------

                 (v)  Net aggregate price of securities sold
                      and issued during the fiscal year in
                      reliance on rule 24f-2 (line (i), plus
                      line (ii), less line (iii), plus line
                      (iv))(if applicable):                     3,591,140,266
                                                                -------------

                (vi)  Multiplier prescribed by Section 6(b)
                      of the Securities Act of 1933 or other
                      applicable law or regulation (see
                      instruction C.6):                       x       1/3300
                                                              --------------
               (vii)  Fee due (line (i) or line (v)
                      multiplied by line (vi)):                $1,088,224.32
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              ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
              THE FORM IS INSTRUCTION: BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.

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        13.      Check  box if fees are  being  remitted  to the  Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

                  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 28, 1996

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                                   SIGNATURES

                 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                 By (Signature and Title)      /s/JAMES R. BAIO
                                                  James R. Baio
                                                  Treasurer

                 Date: OCTOBER 30, 1996

    PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.